Basis of Presentation and Summary of Significant Accounting Policies (Supplemental Cash Flow Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2012	Dec. 18, 2013
Supplemental Cash Flow Information
Interest paid, net of amounts capitalized	$ 74.2	$ 75.5	$ 94.4
Income taxes paid (refunded)	22.9	(34.5)	18.7
Leased equipment purchased through term loan (see Note 16)	1,393.3	1,325.0
Acquisitions of businesses (see Note 3):
Fair value of assets acquired, net of cash	389.9	8.7	68.0
Liabilities assumed	(74.1)	(2.1)	(15.5)
Goodwill	8.0	0	11.1
Deposit paid in 2012 related to Vertis acquisition	0	(25.9)	0
Deferred payment for Proteus and Transpak acquisition (see Note 3)	(6.0)	0	0
Purchase price payable on business exchange transaction	0	0	(62.4)
Fair value of assets acquired, net of cash, other acquisitions	0	0	4.6
Acquisition of businesses—net of cash acquired	291.9	6.6	5.8
Vertis [Member]
Acquisitions of businesses (see Note 3):
Deposit paid in 2012 related to Vertis acquisition	(25.9)			(25.9)
Proteus Packaging and Transpak Corporation [Member]
Acquisitions of businesses (see Note 3):
Deposit paid in 2012 related to Vertis acquisition					(43.1)
Equipment [Member]
Supplemental Cash Flow Information
Leased equipment purchased through term loan (see Note 16)	$ 12.8	$ 0	$ 0